Acquisition of ACP Advanced Circuit Pursuit AG	12 Months Ended
Dec. 31, 2025
Business combination [Abstract]
Acquisition of ACP Advanced Circuit Pursuit AG	Acquisition of ACP Advanced Circuit Pursuit AG
On January 16, 2025, the Company closed its acquisition of 100% of the share capital and voting rights of ACP Advanced Circuit Pursuit AG ("ACP"), a Swiss corporation with wholly-owned subsidiaries in China, Hong Kong and France. The subsidiaries in China and Hong Kong were subsequently closed, incurring restructuring costs of approximately $350,000. The French subsidiary was merged into Sequans Communications S.A. in July 2025.
The purchase price is a combination of fixed and contingent consideration. Fixed consideration was $3,084,000, of which $2,709,000 was paid in cash directly to selling shareholders in the first half of 2025 and $375,000 paid to an escrow agent in July 2025, to be released absent any claims by the Company on July 16, 2026. Contingent consideration is an earn-out payment (calculated as gross margin achieved from sales to the customers that ACP had as of the acquisition date, recognized through December 31, 2026). The amount of the earn-out has been valuated at the acquisition date at $566,000 and recorded at December 31, 2025 as $984,000.
The fair values of the identifiable assets and liabilities of ACP as at the date of acquisition were as follows :

(amounts in thousands)	At January 16, 2025

ASSETS
Non-current assets:
Property, plant and equipment	$862
Intangible assets	1,909
Deposits and other receivables	34
Total non-current assets	2,805
Current assets:
Inventories	92
Prepaid expenses	129
Other receivables	32
Research tax credit receivable	120
Cash and cash equivalents	268
Total current assets	641
Total assets	$3,446
LIABILITIES
Non-current liabilities:
Government research financing	225
Provisions	593
Total non-current liabilities	818
Current liabilities:
Trade payables	43
Government loan	194
Government research financing	60
Contract liabilities	2,047
Other current liabilities and provisions	310
Total current liabilities	2,654
Total Liabilities	$3,472
Total identifiable net assets at fair value	$(26)
Goodwill arising on acquisition	3,676
Purchase consideration transferred	$3,650

Analysis of cash flows on acquisition:
Net cash acquired	268
Cash paid to investors	(2,709)
Provision of earn-out	(566)
Provision for payment to escrow	(375)
$(3,382)
Transaction costs, primarily legal fees, amounted to $325,000. These costs were recorded in general and administrative expenses as incurred in 2024 and 2025.
From the acquisition date on January 16, 2025 to December 31, 2025, ACP contributed $6,952,000 to the Company's revenues and $3,132,000 to net profit.